Note 3. STOCKHOLDERS EQUITY (Details Narrative) (USD $)	1 Months Ended
	May 31, 2013	Apr. 30, 2013	Mar. 31, 2013	Feb. 28, 2013
Common Stock, Shares Authorized	490,000,000
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Issued	24,576,000
Preferred Stock, Shares Authorized	10,000,000
Shares Issued	20,000,000
Stock Issued During Period	100,000	2,000,000	500,000	64,000
Shares Issued, Price Per Share	$ 0.001	$ 0.00015	$ 0.0002	$ 0.25
custom:SharesIssued2Member
Stock Issued During Period	4,000	500,000	1,400,000	4,000
Shares Issued, Price Per Share	$ 0.50	$ 0.0002	$ 0.00025	$ 0.25
custom:SharesIssued3Member
Stock Issued During Period			4,000
Shares Issued, Price Per Share			$ 0.50